Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our CEO and Non-CEO NEOs and Company performance for the fiscal years listed below.
More information on the Company’s compensation program and decisions for the 2025 performance year can be found in the “Compensation Discussion and Analysis” included in this Proxy Statement.
	Summary Compensation Table Total for CEO(1) ($)	Compensation Actually Paid to CEO(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Core Return on Average Tangible Stockholders’ Equity (%)(5)
Year					TSR ($)	Peer Group TSR ($)
2025	6,285,693	6,146,568	1,636,757	1,750,315	132.97	152.71	276	15.9
2024	5,377,973	7,371,874	1,670,700	2,161,798	130.81	143.39	230	16.2
2023	5,366,855	3,454,911	1,639,438	1,485,527	110.24	126.67	235	18.4
2022	4,551,135	5,768,293	1,272,234	1,029,347	119.23	127.17	266	20.2
2021	4,427,813	4,769,225	1,354,207	1,430,129	120.33	136.64	266	16.3
(1)
Robert S. Harrison was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Alan H. Arizumi	Alan H. Arizumi	Alan H. Arizumi	James M. Moses	James M. Moses
Ravi Mallela	Christopher L. Dods	Christopher L. Dods	Christopher L. Dods	Alan H. Arizumi
Ralph M. Mesick	Ravi Mallela	James M. Moses	Alan H. Arizumi	Neill A. Char
Lance A. Mizumoto	Ralph M. Mesick	Neill A. Char	Neill A. Char	Lea M. Nakamura
Mitchell E. Nishimoto	Lance A. Mizumoto	Ralph M. Mesick
Lance A. Mizumoto

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. As described above under “Compensation Discussion and Analysis—Other Benefits and Retirement Plans—Other Retirement and Deferred Compensation Arrangements,” Mr. Harrison is the only NEO who participates in the SERP, which was frozen, and all accruals of benefits, including service accruals, ceased, effective July 1, 2019. Average Non-CEO NEO values for FY2023 have been restated below due to an update to the Summary Compensation Table totals. See footnote 2 in the Summary Compensation Table on page 59.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2025	6,285,693	(767,082)	(2,590,795)	—	3,218,752	6,146,568
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	1,636,757	—	(476,222)	—	589,780	1,750,315
2023	1,639,438	—	(486,649)	—	332,738	1,485,527
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2025	3,368,556	(249,921)	100,117	—	3,218,752
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	619,200	(39,184)	9,764	—	589,780
2023	527,687	(80,231)	(76,589)	(38,129)	332,738

(4)
The Peer Group TSR set forth in this table utilizes the KBW Regional Banking Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KRX, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Core Return on Average Tangible Stockholders’ Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2025, as required pursuant to Item 402(v) of Regulation S-K. Core Return on Average Tangible Stockholders’ Equity is a non-GAAP financial measure. We compute our Core Return on Average Tangible Stockholders’ Equity as the ratio of core net income to average tangible stockholders’ equity, which is calculated by subtracting (and thereby effectively excluding) amounts related to the effect of goodwill from our average total stockholders’ equity. Please see Annex A for further explanation and a reconciliation.

Company Selected Measure Name	Core Return on Average Tangible Stockholders’ Equity
Named Executive Officers, Footnote
(1)
Robert S. Harrison was our CEO for each year presented. The individuals comprising the Non-CEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Alan H. Arizumi	Alan H. Arizumi	Alan H. Arizumi	James M. Moses	James M. Moses
Ravi Mallela	Christopher L. Dods	Christopher L. Dods	Christopher L. Dods	Alan H. Arizumi
Ralph M. Mesick	Ravi Mallela	James M. Moses	Alan H. Arizumi	Neill A. Char
Lance A. Mizumoto	Ralph M. Mesick	Neill A. Char	Neill A. Char	Lea M. Nakamura
Mitchell E. Nishimoto	Lance A. Mizumoto	Ralph M. Mesick
Lance A. Mizumoto

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the KBW Regional Banking Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KRX, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 6,285,693	$ 5,377,973	$ 5,366,855	$ 4,551,135	$ 4,427,813
PEO Actually Paid Compensation Amount	$ 6,146,568	7,371,874	3,454,911	5,768,293	4,769,225
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. As described above under “Compensation Discussion and Analysis—Other Benefits and Retirement Plans—Other Retirement and Deferred Compensation Arrangements,” Mr. Harrison is the only NEO who participates in the SERP, which was frozen, and all accruals of benefits, including service accruals, ceased, effective July 1, 2019. Average Non-CEO NEO values for FY2023 have been restated below due to an update to the Summary Compensation Table totals. See footnote 2 in the Summary Compensation Table on page 59.

Year	Summary Compensation Table Total for CEO ($)	Exclusion of Change in Pension Value for CEO ($)	Exclusion of Stock Awards for CEO ($)	Inclusion of Pension Service Cost for CEO ($)	Inclusion of Equity Values for CEO ($)	Compensation Actually Paid to CEO ($)
2025	6,285,693	(767,082)	(2,590,795)	—	3,218,752	6,146,568
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2025	3,368,556	(249,921)	100,117	—	3,218,752

Non-PEO NEO Average Total Compensation Amount	$ 1,636,757	1,670,700	1,639,438	1,272,234	1,354,207
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,750,315	2,161,798	1,485,527	1,029,347	1,430,129
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year. As described above under “Compensation Discussion and Analysis—Other Benefits and Retirement Plans—Other Retirement and Deferred Compensation Arrangements,” Mr. Harrison is the only NEO who participates in the SERP, which was frozen, and all accruals of benefits, including service accruals, ceased, effective July 1, 2019. Average Non-CEO NEO values for FY2023 have been restated below due to an update to the Summary Compensation Table totals. See footnote 2 in the Summary Compensation Table on page 59.
Year	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-CEO NEOs ($)	Average Exclusion of Stock Awards for Non-CEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-CEO NEOs ($)	Average Inclusion of Equity Values for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)
2025	1,636,757	—	(476,222)	—	589,780	1,750,315
2023	1,639,438	—	(486,649)	—	332,738	1,485,527
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	619,200	(39,184)	9,764	—	589,780
2023	527,687	(80,231)	(76,589)	(38,129)	332,738

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our CEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.
Core Return on Average Tangible Stockholders’ Equity
Core Return on Average Tangible Assets
Core Net Income
Asset Quality Metric
Total Shareholder Return

Total Shareholder Return Amount	$ 132.97	130.81	110.24	119.23	120.33
Peer Group Total Shareholder Return Amount	152.71	143.39	126.67	127.17	136.64
Net Income (Loss)	$ 276,000,000	$ 230,000,000	$ 235,000,000	$ 266,000,000	$ 266,000,000
Company Selected Measure Amount	15.9	16.2	18.4	20.2	16.3
PEO Name	Robert S. Harrison
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for CEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for CEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for CEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for CEO ($)	Total – Inclusion of Equity Values for CEO ($)
2025	3,368,556	(249,921)	100,117	—	3,218,752
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-CEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-CEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-CEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-CEO NEOs ($)
2025	619,200	(39,184)	9,764	—	589,780
2023	527,687	(80,231)	(76,589)	(38,129)	332,738

Measure:: 1
Pay vs Performance Disclosure
Name	Core Return on Average Tangible Stockholders’ Equity
Non-GAAP Measure Description
(5)
We determined Core Return on Average Tangible Stockholders’ Equity to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and Non-CEO NEOs in 2025, as required pursuant to Item 402(v) of Regulation S-K. Core Return on Average Tangible Stockholders’ Equity is a non-GAAP financial measure. We compute our Core Return on Average Tangible Stockholders’ Equity as the ratio of core net income to average tangible stockholders’ equity, which is calculated by subtracting (and thereby effectively excluding) amounts related to the effect of goodwill from our average total stockholders’ equity. Please see Annex A for further explanation and a reconciliation.

Measure:: 2
Pay vs Performance Disclosure
Name	Core Return on Average Tangible Assets
Measure:: 3
Pay vs Performance Disclosure
Name	Core Net Income
Measure:: 4
Pay vs Performance Disclosure
Name	Asset Quality Metric
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (767,082)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,590,795)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,218,752
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,368,556
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(249,921)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	100,117
PEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(476,222)		(486,649)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	589,780		332,738
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	619,200		527,687
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,184)		(80,231)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,764		(76,589)
Non-PEO NEO | Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (38,129)